Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of cash and cash equivalents
	At December 31,
	2022	2021
	(in Euros)
Cash in bank	€29,790,838	€37,236,089
Cash in hand & prepaid cards	4,018	4,073
Total	€29,794,856	€37,240,162

Schedule of fair values due to short-term nature of assets and liabilities

The carrying values of the Company’s research and development tax credits, VAT credits, accounts payable, accrued expenses and other current liabilities were evaluated and determined to approximate their fair values due to the short-term nature of these assets and liabilities.

	December 31, 2022
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€29,794,856	€29,794,856	€-	€-
Total financial assets	€29,794,856	€29,794,856	€-	€-

	December 31, 2021
	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	€37,240,162	€37,240,162	€-	€-
Total financial assets	€37,240,162	€37,240,162	€-	€-